INVESTMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 658,296,684	$ 588,991,619
ITT Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,363,840	15,021,403
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	658,296,684	588,991,619
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	145,412,240	129,896,104
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Employer stock fund and common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,616,333	15,154,623
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,282,723	3,395,988
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	166,058,803	148,313,495
Quoted Prices in Active Markets for Identical Assets (Level 1) | CTs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	145,412,240	129,896,104
Quoted Prices in Active Markets for Identical Assets (Level 1) | ITT Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,363,840	15,021,403
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	3,282,723	3,395,988
Quoted Prices in Active Markets for Identical Assets (Level 1) | Separate accounts(a)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	252,493	133,220
Significant Other Observable Inputs (Level 2) | CTs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Employer stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	252,493	133,220
Significant Other Observable Inputs (Level 2) | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant Other Observable Inputs (Level 2) | Separate accounts(a)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
NAV | CTs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	489,312,651	$ 440,544,904
NAV | Separate accounts(a)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,672,737